Quarterly Holdings Report
for
Fidelity® Series International Value Fund
July 31, 2022
VSF-S-NPRT3-0922
1.907975.112
Common Stocks - 93.5%
	Shares	Value ($)
Australia - 7.0%
BHP Group Ltd.	16,496,743	451,439,248
Evolution Mining Ltd.	10,126,229	18,705,970
Macquarie Group Ltd.	1,326,431	169,761,141
National Australia Bank Ltd.	7,444,476	160,774,674
Woodside Energy Group Ltd.	5,925,078	133,791,100
TOTAL AUSTRALIA		934,472,133
Austria - 0.4%
Erste Group Bank AG	1,943,464	49,272,064
Bailiwick of Jersey - 2.2%
Ferguson PLC	419,655	52,587,648
Glencore Xstrata PLC	43,322,627	245,539,718
TOTAL BAILIWICK OF JERSEY		298,127,366
Belgium - 1.1%
KBC Group NV	2,099,587	109,970,077
UCB SA	556,000	43,358,223
TOTAL BELGIUM		153,328,300
Canada - 0.7%
Nutrien Ltd. (a)	1,139,500	97,545,578
Denmark - 0.9%
DSV A/S	316,000	53,246,316
ORSTED A/S (b)	549,311	63,948,948
TOTAL DENMARK		117,195,264
Finland - 1.2%
Sampo Oyj (A Shares)	3,580,787	154,699,842
France - 13.3%
Air Liquide SA	1,385,999	190,550,483
ALTEN	255,008	34,299,030
AXA SA	8,896,879	205,006,640
BNP Paribas SA	3,920,870	185,250,625
Capgemini SA	445,448	84,384,319
Euroapi SASU (a)(c)	149,270	2,518,179
Sanofi SA	3,533,006	351,087,349
Teleperformance	245,231	81,783,292
TotalEnergies SE	8,045,392	410,937,538
VINCI SA	1,369,629	131,290,965
Vivendi SA	9,718,786	92,263,725
TOTAL FRANCE		1,769,372,145
Germany - 9.7%
Bayer AG	2,776,782	161,970,399
Deutsche Post AG	2,753,607	109,978,720
Hannover Reuck SE	861,163	121,724,973
Linde PLC (a)	536,774	162,059,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	310,717	70,441,490
Rheinmetall AG	813,541	148,710,123
RWE AG	3,433,800	141,012,325
Siemens AG	1,979,807	220,835,758
Vonovia SE	4,614,541	153,755,687
TOTAL GERMANY		1,290,488,830
Hong Kong - 0.9%
AIA Group Ltd.	11,382,447	114,355,468
India - 0.8%
Reliance Industries Ltd. sponsored GDR (b)	1,760,000	111,056,000
Indonesia - 0.5%
PT Bank Rakyat Indonesia (Persero) Tbk	206,622,137	60,993,373
Ireland - 1.9%
CRH PLC	3,982,608	152,829,236
Ryanair Holdings PLC sponsored ADR (c)	1,367,700	99,842,100
TOTAL IRELAND		252,671,336
Italy - 1.4%
Enel SpA	20,767,950	104,696,803
Mediobanca SpA	10,384,855	88,731,711
TOTAL ITALY		193,428,514
Japan - 22.4%
DENSO Corp.	2,462,196	134,669,988
FUJIFILM Holdings Corp.	159,700	9,122,389
Fujitsu Ltd.	671,900	90,076,499
Hitachi Ltd.	5,176,400	262,071,064
Hoya Corp.	1,201,742	120,404,507
Ibiden Co. Ltd.	1,226,344	36,191,332
Idemitsu Kosan Co. Ltd.	2,624,176	68,241,183
Itochu Corp.	5,491,253	159,848,545
Minebea Mitsumi, Inc.	4,909,751	88,317,216
Mitsubishi Estate Co. Ltd.	3,517,533	52,241,049
Mitsubishi UFJ Financial Group, Inc.	40,208,024	226,551,801
Mitsui Fudosan Co. Ltd.	2,741,696	61,275,351
ORIX Corp.	9,396,333	167,459,832
Recruit Holdings Co. Ltd.	1,171,316	43,775,660
Renesas Electronics Corp. (c)	9,586,000	91,305,189
Shin-Etsu Chemical Co. Ltd.	1,398,658	179,160,093
Shiseido Co. Ltd.	1,050,800	43,222,822
SoftBank Group Corp.	2,349,337	98,688,129
Sony Group Corp.	1,444,345	122,520,829
Sumitomo Mitsui Financial Group, Inc.	4,968,863	155,883,680
Suzuki Motor Corp.	2,739,382	89,795,186
TIS, Inc.	1,971,856	55,910,245
Tokio Marine Holdings, Inc.	3,184,615	186,427,162
Toyota Motor Corp.	27,912,420	453,047,556
TOTAL JAPAN		2,996,207,307
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	1,015,305	47,879,767
Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	3,333,045	81,467,372
Netherlands - 2.5%
Airbus Group NV	946,687	102,073,418
NN Group NV	3,056,702	142,708,993
Universal Music Group NV	3,888,187	88,015,025
TOTAL NETHERLANDS		332,797,436
Norway - 1.0%
Equinor ASA	3,662,800	141,032,135
Singapore - 1.5%
United Overseas Bank Ltd. (a)	9,879,589	197,111,053
South Africa - 0.1%
Thungela Resources Ltd. (a)	644,174	11,351,355
Spain - 1.7%
Banco Santander SA (Spain)	60,006,044	150,127,453
Cellnex Telecom SA (b)	1,055,038	47,190,939
Unicaja Banco SA (b)	27,736,831	23,940,248
TOTAL SPAIN		221,258,640
Sweden - 1.5%
Investor AB (B Shares)	7,826,260	145,401,378
Sandvik AB	3,037,000	55,960,351
TOTAL SWEDEN		201,361,729
Switzerland - 6.0%
Novartis AG	1,477,560	126,966,235
Roche Holding AG (participation certificate)	293,490	97,440,006
Swiss Life Holding AG	179,190	94,654,338
UBS Group AG (a)	14,097,891	228,949,750
Zurich Insurance Group Ltd.	574,310	250,702,609
TOTAL SWITZERLAND		798,712,938
United Kingdom - 13.8%
Anglo American PLC (United Kingdom)	5,275,240	190,672,930
AstraZeneca PLC (United Kingdom)	2,089,899	274,908,010
BAE Systems PLC	17,838,886	167,663,147
Beazley PLC	9,375,549	61,883,086
BP PLC	49,356,495	241,563,724
Imperial Brands PLC	3,858,188	84,711,658
Lloyds Banking Group PLC	268,786,292	148,815,798
Shell PLC ADR	9,210,948	491,680,404
Standard Chartered PLC (United Kingdom)	27,067,822	186,570,177
TOTAL UNITED KINGDOM		1,848,468,934
TOTAL COMMON STOCKS (Cost $11,112,589,516)		12,474,654,879

Nonconvertible Preferred Stocks - 1.1%
	Shares	Value ($)
Germany - 1.1%
Porsche Automobil Holding SE (Germany) (Cost $135,546,634)	2,033,777	147,208,389

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (d)	440,483,835	440,571,932
Fidelity Securities Lending Cash Central Fund 2.01% (d)(e)	153,457,629	153,472,974
TOTAL MONEY MARKET FUNDS (Cost $594,044,906)		594,044,906

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $11,842,181,056)	13,215,908,174
NET OTHER ASSETS (LIABILITIES) - 1.0%	130,283,392
NET ASSETS - 100.0%	13,346,191,566

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,136,135 or 1.8% of net assets.

(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	296,762,755	3,488,815,433	3,345,006,256	1,279,758	-	-	440,571,932	0.9%
Fidelity Securities Lending Cash Central Fund 2.01%	293,807,795	4,031,584,840	4,171,919,661	3,429,351	-	-	153,472,974	0.4%
Total	590,570,550	7,520,400,273	7,516,925,917	4,709,109	-	-	594,044,906

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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